Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance, beginning of year at Dec. 31, 2019	$ 3,106,875	$ 56,439	$ (1,736,355)	$ (294,122)
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(3,582)		1,775		$ (1,900)
Share-based compensation - tax withholdings settled in cash		(5,567)
Share-based compensation - treasury settled	10,694	(10,694)
Share-based compensation - non-cash		9,204
Cancellation of predecessor shares	(158)		158
Net income/(loss)			(693,351)		(693,351)
Dividends declared			(19,962)		(20,000)
Unrealized gain/(loss) on foreign currency translation				(2,169)	(2,169)
Foreign exchange gain/(loss) on net investment hedge, net of tax				1,780	1,780
Balance, end of year at Dec. 31, 2020	3,113,829	49,382	(2,447,735)	(294,511)	420,965
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(128,686)		5,504		(123,200)
Share-based compensation - tax withholdings settled in cash		(3,551)
Share-based compensation - treasury settled	9,402	(9,402)
Share-based compensation - non-cash		14,452
Issue of shares (net of tax effected issue costs)	99,516
Net income/(loss)			234,441		234,441
Dividends declared			(30,535)		(30,500)
Unrealized gain/(loss) on foreign currency translation				(6,893)	(6,893)
Foreign exchange gain/(loss) on net investment hedge, net of tax				4,097	4,097
Balance, end of year at Dec. 31, 2021	3,094,061	50,881	(2,238,325)	(297,307)	609,310
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(266,694)		(144,212)		(410,900)
Share-based compensation - tax withholdings settled in cash		(13,386)
Share-based compensation - treasury settled	9,962	(9,962)
Share-based compensation - non-cash		22,924
Net income/(loss)			914,302		914,302
Dividends declared			(41,597)		(41,600)
Unrealized gain/(loss) on foreign currency translation				22,507	22,507
Foreign exchange gain/(loss) on net investment hedge, net of tax				(26,541)	(26,541)
Balance, end of year at Dec. 31, 2022	$ 2,837,329	$ 50,457	$ (1,509,832)	$ (301,341)	$ 1,076,613